Revenue (Schedule of Disaggregated Revenue By Timing) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Net sales	¥ 3,160,243	¥ 3,593,299	¥ 3,951,937
Office Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,437,188	1,749,165	1,865,056
Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	711,317	806,425	969,660
Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	435,368	437,456	437,305
Industry and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	577,130	598,653	679,916
Corporate and Eliminations
Disaggregation of Revenue [Line Items]
Net sales	(760)	1,600
Operating Segments
Disaggregation of Revenue [Line Items]
Net sales	3,160,243	3,593,299	3,951,937
Operating Segments | Office Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,440,212	1,752,107	1,868,355
Operating Segments | Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	712,238	807,414	970,435
Operating Segments | Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	436,074	438,525	437,578
Operating Segments | Industry and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	654,813	688,433	781,887
Operating Segments | Corporate and Eliminations
Disaggregation of Revenue [Line Items]
Net sales	(83,094)	(93,180)	(106,318)
Operating Segments | Revenue Recognized at a Point in Time
Disaggregation of Revenue [Line Items]
Net sales	2,392,231	2,760,816	3,078,665
Operating Segments | Revenue Recognized at a Point in Time | Office Business Unit
Disaggregation of Revenue [Line Items]
Net sales	958,698	1,187,284	1,286,079
Operating Segments | Revenue Recognized at a Point in Time | Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	701,658	793,832	957,518
Operating Segments | Revenue Recognized at a Point in Time | Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	287,849	290,702	305,457
Operating Segments | Revenue Recognized at a Point in Time | Industry and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	527,120	582,178	635,929
Operating Segments | Revenue Recognized at a Point in Time | Corporate and Eliminations
Disaggregation of Revenue [Line Items]
Net sales	(83,094)	(93,180)	(106,318)
Operating Segments | Revenue Recognized Overtime
Disaggregation of Revenue [Line Items]
Net sales	768,012	832,483	873,272
Operating Segments | Revenue Recognized Overtime | Office Business Unit
Disaggregation of Revenue [Line Items]
Net sales	481,514	564,823	582,276
Operating Segments | Revenue Recognized Overtime | Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	10,580	13,582	12,917
Operating Segments | Revenue Recognized Overtime | Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	148,225	147,823	132,121
Operating Segments | Revenue Recognized Overtime | Industry and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	¥ 127,693	¥ 106,255	¥ 145,958